Investments (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Company's share of net earnings or losses and reduced by distributions
As of December 31, 2014, the balance of the investments totaled $66.2 million as shown below:

	HealthSpring DST	Digital Realty Joint Venture	Total
Balance December 31, 2013	$1,421	$—	$1,421
Additions	—	68,424	68,424
Other comprehensive loss	—	(423)	(423)
Net income (loss)	34	(1,392)	(1,358)
Distributions	(104)	(1,711)	(1,815)
Balance December 31, 2014	$1,351	$64,898	$66,249

Schedule of Variable Interest Entities [Table Text Block]
As such, the Company, in consolidation with the joint venture, included the following amounts on its consolidated balance sheet as of December 31, 2014. See Note 3, Real Estate.

	December 31, 2014
Cash on hand	$6,985
Construction in progress - paid by the joint venture	34,739
Construction in progress - paid by the Company	70
Leasing Commissions	375
Land	15,185	(1)
Construction in progress payable	(13,423)
Noncontrolling interest	(7,656)
Total investment	$36,275

(1)
The land value was adjusted from prior period as a result of a $15,000 reclassification of a deposit from land to construction in progress. The deposit represents an amount paid to the City of Patterson for architectural and engineering fees.